UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31, 2007

Date of reporting period: September 30, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2007

Legg Mason Partners

Intermediate-Term

Municipals Fund

INVESTMENT PRODUCTS: NOT  FDIC  INSURED  •  NO  BANK  GUARANTEE  •  MAY  LOSE  VALUE

Legg Mason Partners

Intermediate-Term

Municipals Fund

Semi-Annual Report  •  September 30, 2007

What’s

Inside

Fund Objective

The Fund seeks to pay its shareholders as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

*	Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy produced mixed results during the six-month reporting period ended September 30, 2007. In the first quarter of 2007, U.S. gross domestic product (“GDP”)i growth was a tepid 0.6%, according to the U.S. Commerce Department. This was the lowest growth rate since the fourth quarter of 2002. The economy then rebounded, as second quarter 2007 GDP growth was a solid 3.8%. Given the modest increase earlier in the year, this higher growth rate was not unexpected. The advance estimate for third quarter GDP growth was 3.9%.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take several actions during the reporting period. The Fed initially responded by lowering the discount rate — the rate the Fed uses for loans it makes directly to banks — from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, the Fed reduced the federal funds rateiii from 5.25% to 4.75% and the discount rate to 5.25%. This marked the first reduction in the federal funds rate since June 2003. In its statement accompanying the September meeting, the Fed stated: “Economic growth was moderate during the first half of the year, but the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth more generally. Today’s action is intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in financial markets and to promote moderate growth over time.”

At the end of October 2007, after the reporting period concluded, the Fed again cut rates, reducing the federal funds rate from 4.75% to 4.50%.

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of significant

Legg Mason Partners Intermediate-Term Municipals Fund         I

volatility. After falling during the first three months of 2007, yields then moved steadily higher during much of the second quarter. This was due, in part, to inflationary fears, a solid job market and expectations that the Fed would not be cutting short-term rates in the foreseeable future. During the remainder of the reporting period, the U.S. fixed-income markets were extremely volatile, which negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a significant “flight to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Overall, during the six months ended September 30, 2007, two-year Treasury yields fell from 4.58% to 3.97%. Over the same period, 10-year Treasury yields moved from 4.65% to 4.59%.

The municipal bond market lagged its taxable bond counterparts over the six months ended September 30, 2007. Over that period, the Lehman Brothers Municipal Bond Indexiv and the Lehman Brothers U.S. Aggregate Indexv returned 1.15% and 2.31%, respectively.

Performance Review

For the six months ended September 30, 2007, Class A shares of Legg Mason Partners Intermediate-Term Municipals Fund, excluding sales charges, returned 1.88%. These shares outperformed the Lipper Intermediate Municipal Debt Funds Category Average1 which increased 1.20% over the same time frame. The Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index, returned 1.15% for the same period.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 160 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners Intermediate-Term Municipals Fund

Performance Snapshot as of September 30, 2007 (excluding sales charges) (unaudited)

6 Months

Intermediate-Term Municipals Fund — Class A Shares	1.88%

Lehman Brothers Municipal Bond Index	1.15%

Lipper Intermediate Municipal Debt Funds Category Average[1]	1.20%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class C shares returned 1.57% over the six months ended September 30, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
Performance of Class I shares is not shown because this share class commenced operations on September 28, 2007.
The 30-Day SEC Yields for the period ending September 30, 2007 for Class A and C shares were 4.11% and 3.56%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)
As of the Fund’s most current prospectus dated July 27, 2007, the gross total operating expenses for Class A, C and I shares were 0.77%, 1.38% and 0.62%, respectively.

Special Shareholder Notice

Effective December 1, 2007, the Fund’s benchmark will change from the Lehman Brothers Municipal Bond Index to the Lehman Brothers 1-15 Year Municipal Bond Indexvi.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining,

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 160 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Intermediate-Term Municipals Fund         III

among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

November 2, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Lehman Brothers Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Lehman Brothers 1–15 Year Municipal Bond Index is a market value weighted index of investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of 1–15 years.

IV         Legg Mason Partners Intermediate-Term Municipals Fund

Fund at a Glance (unaudited)

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2007 and held for the six months ended September 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	1.88%	$1,000.00	$1,018.80	0.73%	$3.68

Class C	1.57	1,000.00	1,015.70	1.32	6.65

(1)	For the six months ended September 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,021.35	0.73%	$3.69

Class C	5.00	1,000.00	1,018.40	1.32	6.66

(1)	For the six months ended September 30, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         3

Schedule of Investments (September 30, 2007) (unaudited)

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Face Amount	Security	Value

MUNICIPAL BONDS — 98.1%
Alabama — 1.9%
$1,935,000	Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC-Insured, 5.250% due 1/1/24	$2,044,734
7,000,000	Jefferson County, AL, Sewer Revenue, Refunding, Series B 8, 5.250% due 2/1/16	7,233,170
1,000,000	Marshall County, AL, Health Care Authority Revenue, Series A, 6.250% due 1/1/22	1,077,130
945,000	Mobile, AL, 10.875% due 11/1/07 (a)	950,197
1,000,000	Saraland, AL, GO, MBIA-Insured, 5.250% due 1/1/14	1,058,630

	Total Alabama	12,363,861

Alaska — 0.2%
1,000,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (b)	1,077,990

American Samoa — 0.2%
1,000,000	Territory of American Samoa, ACA-Insured, 6.000% due 9/1/08	1,018,490

Arizona — 0.5%
760,000	Arizona State Health Facilities Authority, Unrefunded Balance, Catholic Healthcare West, Series A, 6.125% due 7/1/09 (a)	779,623
1,000,000	Arizona State University, Revenue Bonds, FGIC-Insured, Call 7/1/12 @ 100, 5.500% due 7/1/21 (c)	1,083,040
	Maricopa County, AZ, Hospital Revenue:
75,000	Intercommunity Healthcare, Sun City Project, 8.625% due 1/1/10 (a)	79,364
	St. Lukes Medical Center:
860,000	8.750% due 2/1/10 (a)	914,378
190,000	10.250% due 2/1/11 (a)	211,837
165,000	Maricopa County, AZ, IDA, MFH Revenue, Stanford Court Apartments, Series B, 5.750% due 7/1/08 (a)	167,755

	Total Arizona	3,235,997

Arkansas — 0.9%
315,000	Arkansas Housing Development Agency, Single-Family Mortgage, FHA/VA-Insured, 8.375% due 7/1/10 (a)	337,397
	Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100:
1,500,000	7.000% due 2/1/15 (c)	1,613,145
2,500,000	7.250% due 2/1/20 (c)	2,702,425
370,000	Pulaski County, AR, Hospital Revenue, Arkansas Children’s Hospital, 9.250% due 3/1/10 (a)	397,117
1,000,000	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12 (b)	1,060,240

	Total Arkansas	6,110,324

See Notes to Financial Statements.

4         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

California — 3.9%
$3,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	$3,068,040
	California State:
5,000,000	Department Water Resources Power Supply Revenue, Series A, Call 5/1/12 @ 101, 5.375% due 5/1/18 (c)(d)	5,440,300
6,000,000	Economic Recovery, Series A, 5.000% due 7/1/16 (d)	6,278,640
4,245,000	Public Works Board Lease Revenue, Department of Corrections, Series A, 5.250% due 9/1/16	4,345,479
295,000	Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC-Insured, 9.625% due 7/1/13 (a)	347,227
60,000	Pleasant Valley Hospital Building Corp., Camarillo California Hospital Revenue, 9.700% due 12/15/07 (a)	60,724
160,000	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11 (a)	185,354
635,000	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11 (a)	712,794
3,830,000	Truckee-Donner Recreation & Park District, CA, COP, Community Center Project, AMBAC-Insured, 5.000% due 9/1/29	3,941,453
1,000,000	University of California Revenues, General Series A, AMBAC-Insured, 5.000% due 5/15/13	1,074,260

	Total California	25,454,271

Colorado — 3.9%
1,025,000	Colorado Educational & Cultural Facilities Authority Revenue Charter School, Bromley East Project, Series A, Call 9/15/11 @ 100, 7.000% due 9/15/20 (c)	1,149,415
8,925,000	Colorado Health Facilities Authority Revenue, Adventist Health System/Sunbelt Inc., Series E, 5.125% due 11/15/28 (e)	9,090,469
465,000	Colorado Health Facilities Authority, Hospital Revenue, Weld County General Hospital Project, 9.375% due 7/1/09 (a)	494,918
5,000,000	Colorado State Board of Governors, University Enterprise System Revenue, Series A, FGIC-Insured, 5.000% due 3/1/28	5,193,800
	Denver, CO, City & County:
3,000,000	Excise Tax Revenue, Refunding, Series A, FSA-Insured, 5.500% due 9/1/14	3,106,500
1,480,000	Wastewater Revenue, FGIC-Insured, 5.250% due 11/1/14	1,587,389
2,200,000	Longmont, CO, Sales & Use Tax Revenue, Call 11/15/10 @ 100, 5.750% due 11/15/19 (c)	2,343,528
2,500,000	Northwest Parkway Public Highway Authority, Series A, 5.500% due 6/15/16	2,698,700

	Total Colorado	25,664,719

Connecticut — 1.5%
5,000,000	Connecticut State, Series D, Call 11/15/12 @ 100, 5.375% due 11/15/19 (c)	5,416,000
2,000,000	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, Series A, ACA-Insured, 6.375% due 7/1/12 (b)	2,115,980
2,000,000	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A, FSA-Insured, Call 7/1/12 @ 100, 5.375% due 7/1/16 (c)	2,155,260

	Total Connecticut	9,687,240

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         5

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Delaware — 0.2%
$1,225,000	Delaware State, GO, Refunding, Series A, 5.000% due 1/1/13	$1,295,842

District of Columbia — 0.2%
1,000,000	Metropolitan Washington, DC, Airports Authority, VA General Airport Revenue, Refunding, Series A, FGIC-Insured, 5.250% due 10/1/12 (b)	1,037,260

Florida — 4.9%
2,900,000	Capital Projects Finance Authority, Florida Student Housing Revenue, Cafra Capital Corp., Series A, Call 8/15/10 @ 103, 7.750% due 8/15/20 (c)	3,234,805
5,000	Fishhawk Community Development District II Special Assessment Revenue, Series B, 5.000% due 11/1/07	5,000
	Florida Municipal Loan Council Revenue, Series A, MBIA-Insured:
1,790,000	5.250% due 11/1/13	1,912,293
3,175,000	5.250% due 11/1/16	3,375,755
1,500,000	Florida State Board of Education Capital Outlay, GO, Series A, Call 1/1/10 @ 101, 5.500% due 1/1/16 (c)	1,577,340
1,500,000	Florida State Board of Education GO, Series A, Call 6/1/10 @ 101, 5.500% due 6/1/16 (c)	1,588,410
750,000	Gateway Services Community Development District, Florida Special Assessment Revenue, Sun City Center, Fort Meyers Project, Series B, 5.500% due 5/1/10	741,742
285,000	Greyhawk Landing Community Development District, Florida Special Assessment Revenue, Series B, 6.250% due 5/1/09	285,998
	Hillsborough County, FL:
1,940,000	EFA Revenue, Refunding, University of Tampa Project, Radian-Insured, 5.750% due 4/1/18	1,991,992
3,500,000	School District Sales Tax Revenue, AMBAC-Insured, Call 10/1/11 @ 100, 5.375% due 10/1/15 (c)	3,735,935
	Jacksonville Beach, FL, Utility Revenue:
1,940,000	7.900% due 10/1/14 (a)	2,205,741
2,145,000	5.000% due 4/1/18	2,210,465
665,000	Killarney Community Development District Special Assessment Revenue, Series B, 5.125% due 5/1/09	662,141
1,000,000	Leon County, FL, COP, School Board Master Lease Program, AMBAC-Insured, 5.000% due 7/1/21	1,045,310
2,000,000	Orange County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems, Call 11/15/12 @ 100, 6.250% due 11/15/24 (c)	2,240,600
1,470,000	Orlando, FL, Utilities Commission Water & Electric Revenue, Series A, Call 10/1/11 @ 100, 5.250% due 10/1/13 (c)	1,561,184
215,000	Port Saint Lucie, FL, Special Assessment Revenue, Series A, 6.375% due 9/1/11	218,208
240,000	Renaissance Community Development District, Florida Capital Improvement Revenue, Series B, 6.250% due 5/1/08	240,463
310,000	Reunion East Community Development District, Florida Special Assessment Revenue, Series B, 5.900% due 11/1/07	310,006
1,000,000	Seminole County, FL, Water & Sewer Revenue, Refunding & Improvement, MBIA-Insured, 6.000% due 10/1/12	1,088,160
1,235,000	Sterling Hill, FL, Community Development District, Series B, 5.500% due 11/1/10	1,233,728

See Notes to Financial Statements.

6         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Florida — 4.9% (continued)
$110,000	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC-Insured, 9.250% due 10/1/10 (a)	$118,641
130,000	Waterlefe Community Development District, Florida Capital Improvement Revenue, Series B, 6.250% due 5/1/10	130,789

	Total Florida	31,714,706

Georgia — 2.0%
	Atlanta & Fulton County, GA, Recreational Authority Revenue, Zoo, Series A:
1,770,000	5.000% due 12/1/19	1,898,166
1,860,000	5.000% due 12/1/20	1,988,303
1,955,000	5.000% due 12/1/21	2,081,508
1,980,000	East Point, GA, Building Authority Revenue, FSA-Insured, zero coupon bond to yield 6.249% due 2/1/20	1,013,265
1,000,000	Georgia State, GO, Series C, 6.250% due 8/1/10	1,073,650
1,000,000	Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation, Call 9/1/14 @ 101, 5.500% due 9/1/24 (c)	1,120,510
	Municipal Electronic Authority Revenue, Combustion Turbine Project, Series A:
2,415,000	MBIA-Insured, 5.250% due 11/1/19	2,417,536
85,000	Unrefunded Balance, MBIA-Insured, Call 11/1/07 @ 100, 5.250% due 11/1/19 (c)	85,110
660,000	Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, Series A, MBIA-Insured, 5.000% due 1/1/19	704,491
685,000	Savannah, GA, EDA, College of Art and Design Inc. Project, 6.200% due 10/1/09 (a)	699,953

	Total Georgia	13,082,492

Hawaii — 0.8%
	Hawaii State:
615,000	GO, Unrefunded Balance, Series DD, MBIA-Insured, 5.000% due 5/1/16	655,738
	Series CW, FGIC-Insured:
2,895,000	5.375% due 8/1/15	3,068,555
1,105,000	Call 8/1/11 @ 100, 5.375% due 8/1/15 (c)	1,176,527

	Total Hawaii	4,900,820

Idaho — 0.2%
1,500,000	Nez Perce County, ID, PCR, Refunding, Potlatch Corp. Project, 6.125% due 12/1/07	1,503,015

Illinois — 6.1%
95,000	Chicago Heights, IL, Single-Family Mortgage Revenue, 7.600% due 5/1/10 (a)	101,155
	Chicago, IL:
400,000	GO, Refunding, Emergency Telephone System, FGIC-Insured, 5.250% due 1/1/20	441,880
120,000	GO, 5.375% due 1/1/16	128,288

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         7

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Illinois — 6.1% (continued)
$2,000,000	Metropolitan Water Reclamation District Greater Chicago, Capital Improvement, Series A, Call 12/1/12 @ 101, 5.500% due 12/1/14 (c)	$2,196,040
1,500,000	O’Hare International Airport, Second Lien Passenger Facility, Series B, AMBAC-Insured, 5.500% due 1/1/16	1,588,920
3,880,000	Project and Refunding, Series A, AMBAC-Insured, Call 7/1/12 @ 100, 5.375% due 1/1/16 (c)	4,181,205
1,500,000	Series A, FGIC-Insured, Call 7/1/10 @ 101, 6.000% due 1/1/14 (c)	1,610,040
	Cicero, IL:
2,415,000	MBIA-Insured, 5.625% due 12/1/16	2,657,442
1,250,000	Tax Increment, Series A, XLCA-Insured, 5.250% due 1/1/20	1,330,363
3,000,000	Cook Kane Lake and Mc Henry Counties, IL, Community College, District North 512, William Rainey Harper College, Series A, Call 12/1/10 @ 100, 5.500% due 12/1/15 (c)	3,176,070
4,300,000	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, Series B, 7.100% due 12/1/15 (a)	4,873,104
2,000,000	Illinois DFA Revenue, Revolving Fund-Master Trust, 5.500% due 9/1/17	2,154,660
	Illinois Health Facilities Authority Revenue:
310,000	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (a)	331,582
5,000,000	Order of St. Francis Healthcare System, Call 11/15/09 @ 101, 6.250% due 11/15/19 (c)	5,321,250
1,140,000	Passavant Memorial Area Hospital, Call 10/1/10 @ 101, 6.250% due 10/1/17 (c)	1,237,310
5,000,000	Illinois State, GO, First Series, 5.375% due 7/1/19	5,289,650
2,440,000	Kane County, IL, GO, FGIC-Insured, 5.500% due 1/1/15	2,606,213
835,000	Northern, IL, University Revenue, Call 10/1/09 @ 100, 10.400% due 4/1/13 (c)	922,800

	Total Illinois	40,147,972

Indiana — 2.9%
1,720,000	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage, MBIA-Insured, Call 1/15/12 @ 100, 5.750% due 7/15/18 (c)	1,866,888
2,500,000	Hamilton County, IN, County Optional Income Tax Revenue, FSA-Insured, Call 1/10/08 @ 101, 5.250% due 1/10/20 (c)	2,536,500
360,000	Indiana Bond Bank, Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (a)	382,521
3,920,000	Indiana State Toll Road Commission Toll Road Revenue, 9.000% due 1/1/15 (a)	4,878,989
3,000,000	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series A, Call 7/1/12 @ 100, 5.500% due 7/1/19 (c)	3,249,120
1,000,000	Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC/MBIA-Insured, 6.750% due 7/5/13	1,126,230
	Madison County, IN, Hospital Authority Facilities Revenue:
440,000	Community Hospital of Anderson Project, 9.250% due 1/1/10 (a)	468,529
225,000	St. Johns Hickey Memorial Hospital Project, 9.000% due 12/1/09 (a)	238,095
1,075,000	Mishawaka, IN, School Building Corp., First Mortgage, AMBAC-Insured, Call 7/15/11 @ 100, 5.500% due 7/15/18 (c)	1,148,541
2,000,000	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, Series A, 7.125% due 7/1/22	2,088,120

See Notes to Financial Statements.

8         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Indiana — 2.9% (continued)
$1,105,000	St. Joseph County, IN, Hospital Authority Facilities Revenue, Memorial Hospital South Bend, 9.400% due 6/1/10 (a)	$1,202,616

	Total Indiana	19,186,149

Iowa — 1.3%
3,000,000	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	3,154,440
3,375,000	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13 (a)	3,899,678
1,085,000	University of Iowa Facilities Corp., Medical Education and Biomed Research Facilities Project, AMBAC-Insured, 5.375% due 6/1/18	1,122,801

	Total Iowa	8,176,919

Kentucky — 0.8%
5,000,000	Kentucky Property & Buildings, Call 10/1/11 @ 100, 5.375% due 10/1/19 (c)	5,337,050

Louisiana — 0.8%
500,000	East Baton Rouge, LA, Parish Park & Recreation District, GO, FSA-Insured, 5.000% due 5/1/20	524,720
395,000	Lafayette, LA, Public Trust Financing Authority, Single-Family Mortgage Revenue, FHA-Insured, 7.200% due 4/1/10 (a)	410,816
1,480,000	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue, Series A, AMBAC-Insured, Parking Facilities Corp. Garage Project, 5.625% due 10/1/17	1,586,589
290,000	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna-Insured, 8.000% due 5/15/12 (a)	319,696
1,000,000	Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, FSA-Insured, 5.250% due 7/1/13	1,081,110
1,000,000	New Orleans, LA, GO, Refunding, FGIC-Insured, 5.500% due 12/1/10	1,053,490

	Total Louisiana	4,976,421

Maryland — 3.3%
	Anne Arundel County, MD, GO:
3,000,000	Call 3/1/12 @ 100, 5.375% due 3/1/14 (c)	3,217,830
450,000	Consolidated Solid Waste Projects, 5.300% due 2/1/17 (b)	456,341
1,000,000	Frederick County, MD, GO, Public Facilities, Call 12/1/10 @ 101, 5.000% due 12/1/15 (c)	1,052,820
2,000,000	Maryland State, State and Local Facilities Loan, First Series, 5.500% due 8/1/10	2,108,900
	Maryland State Health & Higher EFA Revenue:
	Carroll County General Hospital:
400,000	5.125% due 7/1/14	413,828
535,000	6.000% due 7/1/21	560,750
1,000,000	Johns Hopkins Hospital, 5.000% due 5/15/11	1,038,440
	Refunding:
	Kennedy Krieger Issue:
400,000	5.200% due 7/1/09	403,348
400,000	5.250% due 7/1/10	402,832
500,000	Medstar Health, 5.750% due 8/15/14	536,540
1,000,000	University of Maryland Medical System, 5.000% due 7/1/10	1,027,260

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         9

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Maryland — 3.3% (continued)
$1,000,000	Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, Call 7/1/12 @ 100, 6.000% due 7/1/22 (c)	$1,103,750
1,000,000	Maryland State Health and Higher Educational Facilities Authority Revenue, Refunding Kennedy Krieger Issue, 5.125% due 7/1/22	981,870
1,000,000	Maryland State Transportation Authority, Parking Revenue, Baltimore/Washington International Airport, Series B, AMBAC-Insured, 5.250% due 3/1/12 (b)	1,054,600
5,000,000	Maryland State, Transportation Authority, Grant & Revenue Anticipation, Refunding, 5.000% due 3/1/19	5,372,500
1,575,000	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC-Insured, 5.500% due 4/1/15 (b)	1,692,904

	Total Maryland	21,424,513

Massachusetts — 2.9%
940,000	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (a)	988,194
1,140,000	Massachusetts Rail Connections Inc., Route 128, Parking Garage Revenue, Series A, Call 7/1/09 @ 102, 6.000% due 7/1/13 (c)	1,210,019
2,000,000	Massachusetts State, GAN, Series A, 5.750% due 6/15/15	2,122,540
1,000,000	Massachusetts State, GO, Refunding, Series A, AMBAC-Insured, 5.750% due 8/1/10	1,059,470
485,000	Massachusetts State DFA Revenue, First Mortgage, Edgecombe Project, Series A, 6.000% due 7/1/11	494,792
	Massachusetts State HEFA Revenue:
	Caritas Christi Obligation, Series B:
2,000,000	6.500% due 7/1/12	2,129,960
3,000,000	6.750% due 7/1/16	3,287,970
1,000,000	Harvard University, Series Z, 5.000% due 1/15/16	1,027,050
1,300,000	University of Massachusetts, Series C, Call 10/1/12 @ 100, 5.500% due 10/1/18 (c)	1,413,230
1,125,000	Massachusetts State IFA Revenue, University Commons Nursing, Series A, FHA-Insured, 6.550% due 8/1/18	1,187,741
1,260,000	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (a)	1,629,470
2,000,000	Pittsfield, MA, GO, MBIA-Insured, 5.500% due 4/15/17	2,161,540

	Total Massachusetts	18,711,976

Michigan — 1.8%
1,165,000	Allen Academy COP, 7.000% due 6/1/15	1,179,283
1,000,000	Carman-Ainsworth, MI, Community School District GO, FGIC-Insured, Call 5/1/12 @ 100, 5.500% due 5/1/19 (c)	1,080,380
1,775,000	Chippewa Valley, MI, Schools Administration Building, Q-SBLF-Insured, Call 5/1/12 @ 100, 5.500% due 5/1/18 (c)	1,917,674
1,000,000	Michigan State Hospital Finance Authority Revenue, Refunding, Hospital, Sparrow Obligated, 5.000% due 11/15/19	1,034,470
2,000,000	Michigan State Strategic Fund Limited Obligation Revenue, Refunding, Dow Chemical Project, 4.600% due 6/1/14 (e)(f)	2,009,600
1,000,000	Mount Clemens, MI, Community School District, Q-SBLF-Insured, Call 11/1/11 @ 100, 5.500% due 5/1/16 (c)	1,072,610

See Notes to Financial Statements.

10         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Michigan — 1.8% (continued)
$2,000,000	Southfield, MI, Library Building Authority GO, MBIA-Insured, Call 5/1/10 @ 100, 5.500% due 5/1/24 (c)	$2,096,720
1,330,000	Williamston, MI, Community School District, GO, MBIA-Insured, Q-SBLF-Insured, 6.250% due 5/1/09	1,386,033

	Total Michigan	11,776,770

Minnesota — 0.3%
1,000,000	Minneapolis, MN, Health Care System Revenue, Allina Health Systems, Series A, 6.000% due 11/15/18	1,078,230
1,000,000	Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, Series B, ACA/CBI-Insured, 5.850% due 11/1/17	1,018,510

	Total Minnesota	2,096,740

Missouri — 0.7%
1,000,000	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11 (a)	1,072,430
1,500,000	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs, Series A, 5.250% due 1/1/16	1,552,905
910,000	Missouri State Housing Development Community, MFH Revenue, Series I, 5.500% due 12/1/15	947,201
10,000	Nevada, MO, Waterworks Systems Revenue, 10.000% due 10/1/07 (a)	10,000
1,000,000	Saint Louis, MO, Airport Revenue, Airport Development Program, Series A, MBIA-Insured, Call 7/1/11 @ 100, 5.625% due 7/1/16 (c)	1,071,370

	Total Missouri	4,653,906

Montana — 0.0%
50,000	Montana State Board of Regents Revenue, MBIA-Insured, 10.000% due 11/15/08 (a)	51,871

Nebraska — 0.0%
10,000	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (a)	10,930

Nevada — 1.3%
1,185,000	Carson City, NV, Hospital Revenue, Carson-Tahoe Hospital Project, 6.000% due 9/1/14	1,259,631
2,500,000	Las Vegas New Convention & Visitors Authority Revenue, AMBAC-Insured, Call 7/1/09 @ 101, 6.000% due 7/1/14 (c)	2,630,000
	Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A:
1,000,000	5.000% due 6/1/15	1,034,660
1,000,000	5.000% due 6/1/16	1,034,030
2,190,000	5.000% due 6/1/17	2,259,292

	Total Nevada	8,217,613

New Hampshire — 0.7%
	New Hampshire HEFA:
3,055,000	Covenant Healthcare System, 6.500% due 7/1/17	3,328,545
	University Systems of New Hampshire, AMBAC-Insured:
305,000	5.375% due 7/1/16	325,130
595,000	Call 7/1/11 @ 101, 5.375% due 7/1/16 (c)	637,941

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         11

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

New Hampshire — 0.7% (continued)
$455,000	New Hampshire State, GO, Unrefunded Balance, Capital Improvement, Series A, 5.125% due 10/1/17	$465,433

	Total New Hampshire	4,757,049

New Jersey — 2.6%
	New Jersey Health Care Facilities Financing Authority Revenue:
	Atlanticare Regional Medical Center:
1,840,000	5.000% due 7/1/15	1,927,658
1,350,000	5.000% due 7/1/16	1,417,176
170,000	Hackensack Hospital, 8.750% due 7/1/09 (a)	179,945
3,000,000	Trinitas Hospital Obligation Group, Call 7/1/10 @ 101, 7.375% due 7/1/15 (c)	3,317,430
5,350,000	New Jersey State Transportation Trust Fund Authority, Transportation Systems, Series B, MBIA-Insured, 5.250% due 12/15/14	5,859,053
	New Jersey State Turnpike Authority Revenue:
330,000	6.750% due 1/1/09 (a)	334,316
255,000	6.000% due 1/1/14 (a)	267,291
3,095,000	Passaic Valley, NJ, Sewage Commissioners Sewer System, Series E, AMBAC-Insured, 5.625% due 12/1/17	3,240,805
160,000	Ringwood Boro, NJ, Sewage Authority, 9.875% due 1/1/14 (a)	188,006

	Total New Jersey	16,731,680

New Mexico — 0.7%
1,100,000	Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC-Insured, 5.250% due 10/1/21	1,215,137
30,000	Farmington, NM, Utilities Systems Revenue, AMBAC-Insured, 9.875% due 1/1/08 (a)	30,454
	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, Series A, MBIA-Insured:
1,490,000	5.000% due 6/15/20	1,577,150
1,425,000	5.000% due 6/15/21	1,501,964

	Total New Mexico	4,324,705

New York — 5.5%
1,000,000	Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project, Series A, 6.000% due 7/1/19	1,016,860
1,000,000	New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A, FSA-Insured, 5.500% due 2/15/19	1,065,690
530,000	New York City, NY, IDA, Special Needs Facilities Pooled Program A-1, 6.100% due 7/1/12	536,015
1,500,000	New York City, NY, Industrial Development Agency, Revenue, Queens Baseball Stadium, Pilot, AMBAC-Insured, 5.000% due 1/1/19	1,612,470
	New York State Dormitory Authority Revenue:
1,000,000	Columbia University, Series B, Call 7/1/12 @ 100, 5.250% due 7/1/17 (c)	1,075,380
5,415,000	FHA New York and Presbyterian Hospital, FSA-Insured, 5.240% due 8/15/24	5,691,490
1,780,000	Marymount Manhattan College, Radian-Insured, 6.375% due 7/1/14	1,864,247

See Notes to Financial Statements.

12         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

New York — 5.5% (continued)
$5,000,000	Mental Health Services Facilities, 5.000% due 2/15/18	$5,316,050
2,500,000	School Districts Financing Programs, Series D, MBIA-Insured, 5.500% due 10/1/17	2,704,675
1,715,000	State University Educational Facilities, MBIA-Insured, Call 5/15/10 @ 101, 6.000% due 5/15/15 (c)	1,839,132
2,000,000	New York State Thruway Authority, Highway & Bridge, Trust Fund Revenue, Series B, AMBAC-Insured, 5.000% due 4/1/21	2,110,480
	Tobacco Settlement Financing Corp., New York, Asset-Backed, Series C-1:
6,000,000	5.500% due 6/1/14	6,173,100
5,000,000	5.500% due 6/1/16	5,206,500

	Total New York	36,212,089

North Carolina — 2.7%
535,000	Asheville, NC, HDC, First Lien Revenue, Asheville Gardens, HUD Section 8-Insured, Call 11/1/09 @ 100, 10.500% due 5/1/11 (c)	589,131
2,000,000	Craven County, COP, MBIA-Insured, 5.000% due 6/1/23	2,098,320
3,000,000	Guilford County, NC, GO, Public Improvement, Series B, Call 10/1/10 @ 102, 5.250% due 10/1/15 (c)	3,200,310
550,000	North Carolina Eastern Municipal Power Agency, Power Systems Revenue, Series B, ACA/CBI-Insured, 5.650% due 1/1/16	570,317
	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue:
2,465,000	10.500% due 1/1/10 (a)	2,664,665
	Series B:
3,000,000	ACA-CBI-Insured, 6.375% due 1/1/13	3,182,700
5,000,000	MBIA-Insured, 5.250% due 1/1/18	5,307,300

	Total North Carolina	17,612,743

Ohio — 5.0%
2,000,000	Cincinnati, OH, City School District, COP, School Improvement Project, FSA-Insured, 5.000% due 12/15/23	2,102,220
1,750,000	Cleveland, OH, Public Power Systems Revenue, AMBAC-Insured, 5.500% due 11/15/15	1,870,558
1,455,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 6.750% due 1/1/10	1,498,650
1,860,000	Franklin County, OH, Hospital Revenue, Children Hospital Project, 10.375% due 6/1/13 (a)	2,225,341
305,000	Hamilton County, OH, Sales Tax Revenue, Subordinated Series B, AMBAC-Insured, 5.250% due 12/1/18	317,947
1,240,000	Jackson, OH, Local School District, Stark & Summit Counties, FSA-Insured, 5.000% due 12/1/18	1,317,698
715,000	Lake County, OH, Hospital Improvement Revenue, Lake County Memorial Hospital Project, 8.625% due 11/1/09 (a)	750,886
1,410,000	Logan Hocking, OH, Local School District, Construction & Improvement, MBIA-Insured, Call 12/1/11 @ 100, 5.500% due 12/1/16 (c)	1,515,426
2,775,000	Montgomery County, OH, Revenue, Catholic Health Initiatives, Call 9/1/11 @ 100, 5.500% due 9/1/14 (c)	2,963,561

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         13

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Ohio — 5.0% (continued)
	Ohio State:
$5,000,000	Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13	$5,063,900
	Ohio State Building Authority, Series A:
3,000,000	Call 10/1/09 @ 101, 5.375% due 10/1/14 (c)	3,137,820
3,600,000	State Facilities-Administration Building Fund, FSA-Insured, Call 10/1/11 @ 100, 5.500% due 10/1/14 (c)	3,859,308
	Ohio State Department of Administrative Services, COP, Administrative Knowledge System, Series A, MBIA-Insured:
1,500,000	5.000% due 9/1/15	1,610,250
500,000	5.000% due 9/1/16	534,425
	Water Development Authority Revenue:
3,300,000	Refunding, Safe Water Service, 9.375% due 12/1/10 (a)	3,512,355
540,000	Safe Water, Series 3, 9.000% due 12/1/10 (a)	570,024

	Total Ohio	32,850,369

Oklahoma — 0.7%
	Oklahoma Development Finance Authority Revenue, Refunding, St. John’s Health Systems:
690,000	5.750% due 2/15/18	711,004
2,060,000	Call 2/15/09 @ 101, 5.750% due 2/15/18 (c)	2,140,031
1,725,000	Tulsa, OK, Airport Improvement Trust General Revenue, Series A, 6.000% due 6/1/14 (b)	1,818,305

	Total Oklahoma	4,669,340

Oregon — 2.0%
1,000,000	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	1,062,660
	Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
940,000	Merle West Medical Center, Call 9/1/12 @ 101, 6.125% due 9/1/22 (c)	1,051,569
560,000	Unrefunded Balance, Merle West Medical Center, 6.125% due 9/1/22	586,622
3,320,000	Multnomah County, OR, Series A, Call 4/1/10 @ 100, 5.250% due 4/1/14 (c)	3,454,394
	Oregon State Department Administrative Services Lottery Revenue:
1,375,000	Series A, FSA-Insured, Call 4/1/12 @ 100, 5.500% due 4/1/14 (c)	1,482,511
3,500,000	Series B, 5.250% due 4/1/15	3,613,890
1,775,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.000% due 3/1/12 (b)	1,824,558

	Total Oregon	13,076,204

Pennsylvania — 9.2%
3,000,000	Allegheny County, PA, Port Authority Special Revenue, FGIC-Insured, 5.500% due 3/1/16	3,195,930
1,575,000	Carbon County, PA, IDA, Panther Creek Partners Project, 6.650% due 5/1/10 (b)	1,606,988
	Central Bucks, PA, School District:
2,500,000	FGIC-Insured, Call 5/15/12 @ 100, 5.500% due 5/15/19 (c)	2,702,475
1,000,000	GO, FGIC-Insured, Call 5/15/12 @ 100, 5.500% due 5/15/17 (c)	1,080,990

See Notes to Financial Statements.

14         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Pennsylvania — 9.2% (continued)
$1,070,000	Chester County, PA, School Authority, School Lease Revenue, 5.375% due 6/1/17	$1,130,444
680,000	Dauphin County, PA, General Authority Revenue, Office and Packaging, 5.500% due 1/1/08	679,422
1,750,000	Greater Johnstown, PA, GO, School District, Series B, MBIA-Insured, 5.375% due 8/1/14	1,870,470
2,000,000	Pennsylvania State Department of General Services, COP, FSA-Insured, 5.250% due 5/1/16	2,114,720
	Pennsylvania State Higher EFA, Health Services Revenue, Series A:
1,000,000	Allegheny Delaware Valley Obligation Group, MBIA-Insured, 6.250% due 1/15/18	1,071,230
3,330,000	University of Pittsburg Medical Center Health System, 5.600% due 11/15/09	3,446,517
500,000	Pennsylvania State, IDA, Refunding, Economic Development, AMBAC-Insured, 5.500% due 7/1/20	539,830
	Pennsylvania State, Second Series:
	Call 10/1/09 @ 101:
2,000,000	5.750% due 10/1/14 (c)	2,106,200
5,000,000	5.750% due 10/1/17 (c)	5,265,500
4,000,000	Call 5/1/12 @ 100, 5.500% due 5/1/15 (c)	4,321,520
1,000,000	Pennsylvania State, Turnpike Commission Oil Franchise Tax Revenue, Subordinated, Series B, MBIA-Insured, Call 12/1/13 @ 100, 5.250% due 12/1/16 (c)	1,089,240
	Philadelphia, PA:
2,000,000	GO, FSA-Insured, 5.250% due 9/15/18	2,086,980
	School District:
	Series A, FSA-Insured, Call 2/1/12 @ 100:
2,000,000	5.500% due 2/1/20 (c)	2,152,580
1,865,000	5.500% due 2/1/21 (c)	2,007,281
2,000,000	Series B, Call 8/1/12 @ 100, 5.625% due 8/1/18 (c)	2,179,760
	Philadelphia, PA, Authority for Industrial Development:
1,000,000	Lease Revenue, Series B, FSA-Insured, 5.500% due 10/1/19	1,070,290
2,000,000	Series B, FSA-Insured, 5.500% due 10/1/15	2,151,360
	Philadelphia, PA, Gas Works Revenue, Third Series, Call 8/1/11 @ 100:
1,675,000	5.500% due 8/1/17 (c)	1,790,860
3,240,000	FSA-Insured, 5.500% due 8/1/19 (c)	3,464,111
	Philadelphia, PA, Parking Authority Revenue, Parking Revenue, FSA-Insured:
2,000,000	5.625% due 9/1/15	2,093,900
1,500,000	5.625% due 9/1/19	1,570,140
	Philadelphia, PA, Water and Wastewater Revenue:
1,000,000	AMBAC-TCRS, AMBAC-Insured, 5.625% due 6/15/08	1,014,790
1,000,000	Series A, FGIC-Insured, 5.250% due 11/1/17	1,066,830
865,000	Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital, 6.625% due 10/1/12 (a)	924,962
1,200,000	Reading, PA, GO, AMBAC-Insured, 5.875% due 11/15/12	1,323,540
1,445,000	Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian-Insured, 5.500% due 12/1/18	1,524,316

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         15

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Pennsylvania — 9.2% (continued)
$880,000	West View, PA, Municipal Authority, 9.500% due 11/15/14 (a)	$1,060,857
235,000	Westmoreland County, PA, Municipal Authority, Special Obligation, 9.125% due 7/1/10 (a)	249,065

	Total Pennsylvania	59,953,098

Rhode Island — 0.6%
1,000,000	Cranston, RI, FGIC-Insured, Call 11/15/09 @ 101, 6.375% due 11/15/14 (c)	1,068,260
1,000,000	Providence, RI, Public Building Authority, General Revenue, Series A, MBIA-Insured, 5.375% due 12/15/21	1,056,570
2,000,000	Woonsocket, RI, GO, FGIC-Insured, 5.375% due 10/1/20	2,101,000

	Total Rhode Island	4,225,830

South Carolina — 0.8%
710,000	Charleston, SC, Waterworks & Sewer Revenue, 10.375% due 1/1/10 (a)	765,806
	Greenville County, SC, School District Installment Purchase:
1,000,000	Refunding, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101, 5.875% due 12/1/19 (c)	1,114,550
3,000,000	Revenue, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101, 6.000% due 12/1/21 (c)	3,361,140

	Total South Carolina	5,241,496

South Dakota — 0.4%
2,635,000	Minnehaha County, SD, Limited Tax Certificates, Call 12/1/10 @ 100, 5.625% due 12/1/19 (c)	2,788,094

Tennessee — 2.7%
5,000,000	Elizabethton, TN, Health & Educational Facilities Board Revenue, Series B, 5.750% due 7/1/23	5,300,650
140,000	Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Southern Adventist Health System, 8.700% due 10/1/09 (a)	146,723
2,000,000	Memphis, TN, General Improvement, Call 4/1/08 @ 101, 5.250% due 4/1/16 (c)	2,036,960
	Memphis-Shelby County, TN:
1,000,000	Airport Authority, Airport Revenue, Series D, AMBAC-Insured, 6.250% due 3/1/14 (b)	1,062,890
2,000,000	Sports Authority Inc. Revenue, Memphis Arena Project, Series A, Call 11/1/12 @ 100, 5.500% due 11/1/18 (c)	2,176,780
	Tennessee Energy Acquisition Corp., Gas Revenue:
4,000,000	Series A, 5.250% due 9/1/26	4,116,240
3,000,000	Series C, 5.000% due 2/1/22	3,027,330

	Total Tennessee	17,867,573

Texas — 14.0%
	Austin, TX:
1,000,000	Convention Enterprises Inc., Convention Center, First Tier, Series A, Call 1/1/11 @ 100, 6.600% due 1/1/21 (c)	1,090,380
2,000,000	Electric Utility System Revenue, Refunding, Series A, AMBAC-Insured, 5.500% due 11/15/13	2,196,520
2,620,000	Public Improvement, Call 9/1/09 @ 100, 5.500% due 9/1/19 (c)	2,716,940

See Notes to Financial Statements.

16         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Texas — 14.0% (continued)
$700,000	Bexar County, TX, Housing Finance Corp. MFH Revenue, Series A, The Waters at Northern Hill Apartments, MBIA-Insured, 5.800% due 8/1/21	$699,867
35,000	Brownsville, TX, Utilities Systems Revenue, AMBAC-Insured, 9.400% due 1/1/13 (a)	40,191
1,000,000	Dallas, TX, Area Rapid Transit, Senior Lien, AMBAC-Insured, Call 12/1/11 @ 100, 5.375% due 12/1/17 (c)	1,069,970
3,000,000	Dallas-Fort Worth, TX, International Airport Facility, Improvement Corp. Revenue, Refunding, American Airlines, Series C, 6.150% due 11/1/07 (b)(e)(f)	3,002,190
1,845,000	Duncanville, TX, Hospital Authority, Methodist Hospitals of Dallas Project, 9.000% due 1/1/10 (a)	1,958,615
	El Paso County, TX, Housing Finance Corp.:
415,000	La Plaza Apartments, 6.700% due 7/1/20	429,554
	MFH Revenue, Series A, American Village Communities:
1,250,000	6.250% due 12/1/20	1,292,087
1,000,000	6.250% due 12/1/24	1,032,310
390,000	Fort Bend, TX, ISD, PSFG, 5.500% due 2/15/16	399,672
2,000,000	Fort Worth, TX, Water & Sewer Revenue, Call 2/15/12 @ 100, 5.625% due 2/15/18 (c)	2,162,200
5,000,000	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 9/30/12 (b)(e)(f)	5,488,400
	Harlandale, TX:
10,000	GO, ISD, Refunding, PSFG-Insured, Unrefunded Balance, 6.000% due 8/15/16	10,639
990,000	ISD, Refunding, PSFG-Insured, Call 8/15/10 @ 100, 6.000% due 8/15/16 (c)	1,056,340
	Harris County, TX:
1,000,000	GO, Capital Appreciation, Refunding, Permanent Improvement, MBIA-Insured, zero coupon bond to yield 6.000% due 10/1/17	658,130
	Houston Sports Authority Revenue, Series G:
1,125,000	5.250% due 11/15/16	1,187,887
3,000,000	MBIA-Insured, 5.750% due 11/15/19	3,204,360
	Houston, TX:
2,300,000	Airport Systems Revenue, 9.500% due 7/1/10 (a)	2,514,199
	FSA-Insured:
910,000	Call 9/1/10 @ 100, 5.750% due 3/1/18 (c)	965,137
90,000	Unrefunded Balance, 5.750% due 3/1/18	95,171
4,000,000	ISD, Refunding, Series A, Call 2/15/09 @ 100, 5.250% due 2/15/18 (c)	4,094,600
	Water & Sewer Systems Revenue, Refunding, Jr. Lien:
1,000,000	Series A, FSA-Insured, 5.500% due 12/1/17	1,064,410
4,545,000	Series B, Call 12/1/10 @ 100, 5.750% due 12/1/16 (c)	4,842,652
	Midlothian, TX:
2,670,000	Development Authority Tax, Increment Contact Revenue, Call 5/15/11 @ 102, 7.875% due 11/15/21 (c)	3,009,838
60,000	ISD, Unrefunded Balance, Refunding, PSF-GTD-Insured, zero coupon bond to yield 6.166% due 2/15/17	34,021

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         17

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Texas — 14.0% (continued)
	Montgomery, TX, ISD, GO:
$1,230,000	Refunding, PSFG, Call 2/15/11 @ 100, 5.500% due 2/15/17 (c)	$1,305,424
570,000	Unrefunded Balance, Refunding, PSFG, 5.500% due 2/15/17	600,324
1,230,000	North Forest ISD, ACA-Insured, 6.500% due 8/15/17	1,382,422
755,000	Panhandle, TX, Regional Housing Finance, Series A, GNMA-Collateralized, 6.500% due 7/20/21	826,657
	Port Arthur, TX, ISD, GO, School Building, AMBAC-Insured:
1,555,000	5.000% due 2/15/21	1,640,805
1,505,000	5.000% due 2/15/22	1,583,696
1,500,000	5.000% due 2/15/23	1,575,210
15,000,000	SA Energy Acquisition, PFC, TX, Gas Supply Revenue, 5.500% due 8/1/22	15,923,250
365,000	Southeast Texas HFA, Memorial Hospital System Project, 8.500% due 12/1/08 (a)	376,016
	Tarrant County, TX:
	Health Facilities Development Corp., Health System Revenue:
250,000	Original Discount Issue, Series A, FGIC-Insured, 5.000% due 9/1/15 (a)	264,380
855,000	Original Issue Discount, Series B, FGIC-Insured, 5.000% due 9/1/15 (a)	904,197
	Health Facilities Development Corp., Hospital Revenue:
4,000,000	Baylor Health Care Systems Project, 5.750% due 11/15/19	4,284,480
2,000,000	Call 11/15/10 @ 101, 6.625% due 11/15/20 (c)	2,198,380
85,000	Hospital Authority Revenue, St. Joseph Hospital Project, 8.750% due 2/1/10 (a)	90,375
1,000,000	Texas State, GO, Refunding, Series B, 5.125% due 10/1/15	1,023,130
2,000,000	Texas Technical University Revenue Financing System, Seventh Series, MBIA-Insured, Call 2/15/12 @ 100, 5.500% due 8/15/18 (c)	2,153,860
3,500,000	Texas Water Development Board Revenue, Revolving Fund, Senior Lien, Series B, 5.250% due 7/15/17	3,609,025
2,000,000	University of Texas Revenue Financing System, Series B, Call 8/15/11 @ 100, 5.375% due 8/15/18 (c)	2,129,220
2,150,000	Waco, TX, Health Facilities Developmental Corp., FHA Insured Mortgage Revenue, Hillcrest Health Systems Project, Series A, MBIA-Insured, 5.000% due 2/1/20	2,253,006
1,000,000	Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC-Insured, Call 8/1/11 @ 100, 5.375% due 8/1/19 (c)	1,064,730

	Total Texas	91,504,867

Utah — 0.9%
	Provo, UT, Electric Revenue:
830,000	10.125% due 4/1/15 (a)	1,028,636
910,000	MBIA-Insured, 10.125% due 4/1/15 (a)	1,127,781
10,000	Series A, AMBAC-Insured, 10.375% due 9/15/15 (a)	12,837
1,500,000	Salt Lake County, UT, Hospital Revenue, IHC Health Services Inc., AMBAC-Insured, 5.500% due 5/15/13	1,602,105
	Spanish Fork City, UT, Water Revenue:
240,000	FSA-Insured, Call 6/1/12 @ 100, 5.500% due 6/1/17 (c)	259,608
760,000	Unrefunded Balance, FSA-Insured, 5.500% due 6/1/17	816,354

See Notes to Financial Statements.

18         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Utah — 0.9% (continued)
$1,000,000	Utah State Board Regents, Utah State University Hospital, MBIA-Insured, Call 8/1/11 @ 100, 5.500% due 8/1/18 (c)	$1,069,170

	Total Utah	5,916,491

Vermont — 0.2%
1,415,000	Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health, Series A, 5.500% due 6/15/12	1,430,027

Virginia — 2.7%
1,445,000	Chesapeake, VA, GO, Public Improvement, 5.500% due 12/1/17	1,540,370
1,000,000	Fairfax County, VA, Redevelopment & Housing Authority Lease Revenue, James Lee Community Center, 5.250% due 6/1/19	1,040,400
1,305,000	Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian-Insured, 5.500% due 10/1/15	1,392,774
900,000	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Greens of Salem Run Project, FSA-Insured, 6.000% due 4/1/12 (b)	915,138
750,000	Norton, VA, IDA Hospital Revenue, Norton Community Hospital, ACA-Insured, 6.000% due 12/1/22	777,615
	Virginia State Resources Authority, Infrastructure Revenue, Senior, Pooled Financing Program, Series A:
1,150,000	5.000% due 11/1/18	1,251,545
1,175,000	5.000% due 11/1/19	1,270,621
	Virginia State Resources Authority:
5,035,000	Clean Water Reserve, Revolving Fund, Call 10/1/10 @ 100, 5.400% due 10/1/18 (c)	5,301,805
1,000,000	Revenue, Clean Water Reserve, Revolving Fund, Call 10/1/10 @ 100, 5.750% due 10/1/13 (c)	1,062,850
3,000,000	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	3,019,410

	Total Virginia	17,572,528

Washington — 1.8%
4,000,000	Energy Northwest Washington Electric Revenue, Refunding, Project No. 1, Series A, 5.500% due 7/1/14	4,310,440
1,115,000	King County, WA, Sewer Revenue, Second Series, FGIC-Insured, Call 1/1/09 @ 101, 6.000% due 1/1/10 (c)	1,159,823
2,000,000	Pierce County, WA, School District North 10 Tacoma, FGIC-Insured, Call 12/1/11 @ 100, 5.375% due 12/1/14 (c)	2,139,940
	Radford Court Properties, WA, Student Housing Revenue, MBIA-Insured:
1,695,000	6.000% due 6/1/17	1,810,446
1,000,000	5.375% due 6/1/19	1,046,430
1,000,000	Washington State, GO, Series B, Call 1/1/10 @ 100, 6.000% due 1/1/11 (c)	1,052,560

	Total Washington	11,519,639

Wisconsin — 1.4%
	Wisconsin State HEFA Revenue:
1,000,000	Agnesian Health Care Inc., 6.000% due 7/1/17	1,047,570
4,500,000	Prohealth Care Inc. Obligation Group, AMBAC-Insured, 5.000% due 8/15/19	4,594,815

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         19

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Wisconsin — 1.4% (continued)
$1,500,000	Wheaton Franciscan Services, Inc., Call 2/15/12 @ 101, 6.000% due 8/15/15 (c)	$1,653,825
2,000,000	Wisconsin State, Series B, Call 5/1/11 @ 100, 5.500% due 5/1/14 (c)	2,128,500

	Total Wisconsin	9,424,710

	TOTAL INVESTMENTS — 98.1% (Cost — $625,138,757#)	640,594,389
	Other Assets in Excess of Liabilities — 1.9%	12,148,267

	TOTAL NET ASSETS — 100.0%	$652,742,656

(a)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is segregated for extended settlements.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(f)	Maturity date shown represents the mandatory tender date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation
CBI	— Certificate of Bond Insurance
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance
GAN	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IFA	— Industrial Finance Agency
INDLC	— Industrial Indemnity Company
ISD	— Independent School District
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Assets Assurance
TCRS	— Transferable Custodial Receipts
VA	— Veterans Administration
XLCA	— XL Capital Assurance Inc.

See Notes to Financial Statements.

20         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Summary of Investments by Industry *

Pre-Refunded	29.8%
Hospitals	11.4
Utilities	8.3
Escrowed to Maturity	7.8
General Obligation	7.4
Transportation	6.0
Public Facilities	5.7
Education	4.7
Water & Sewer	3.9
Life Care Systems	3.4
Tax Allocation	2.3
Pollution Control	2.3
Miscellaneous	2.0
Tobacco	1.8
Industrial Development	1.2
Housing: Multi-Family	1.0
Government Facilities	0.7
Solid Waste	0.3

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2007 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	63.9%
AA/Aa	14.4
A	9.8
BBB/Baa	6.1
BB/Ba	0.7
CCC/Caa	0.5
NR	4.6

100.0%

†As a percentage of total investments.

‡S&P primary rating; Moody’s secondary, then Fitch.

See pages 22 and 23 for definitions of ratings.

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         21

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—Bondsrated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

22         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         23

Statement of Assets and Liabilities (September 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $625,138,757)	$640,594,389
Interest receivable	10,516,464
Receivable for securities sold	4,975,833
Receivable for Fund shares sold	1,515,857
Prepaid expenses	43,737
Other assets	28,745

Total Assets	657,675,025

LIABILITIES:
Due to custodian	2,862,247
Payable for Fund shares repurchased	916,387
Distributions payable	666,160
Investment management fee payable	268,238
Distribution fees payable	179,342
Deferred compensation payable	14,718
Trustees’ fees payable	10,477
Accrued expenses	14,800

Total Liabilities	4,932,369

Total Net Assets	$652,742,656

NET ASSETS:
Par value (Note 6)	$1,027
Paid-in capital in excess of par value	683,917,570
Undistributed net investment income	213,606
Accumulated net realized loss on investments and futures contracts	(46,845,179)
Net unrealized appreciation on investments	15,455,632

Total Net Assets	$652,742,656

Shares Outstanding:
Class A	71,121,395

Class C	31,516,695

Class I	70,149

Net Asset Value:
Class A (and redemption price)	$6.35

Class C (and redemption price)	$6.36

Class I (and redemption price)	$6.35

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.50

See Notes to Financial Statements.

24         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Statement of Operations (For the six months ended September 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$16,330,787

EXPENSES:
Investment management fee (Note 2)	1,713,277
Distribution fees (Notes 2 and 4)	1,173,720
Registration fees	89,406
Transfer agent fees (Note 4)	58,460
Shareholder reports (Note 4)	47,108
Audit and tax	23,376
Insurance	12,642
Legal fees	12,388
Trustees’ fees	8,228
Custody fees	5,710
Miscellaneous expenses	4,202

Total Expenses	3,148,517

Net Investment Income	13,182,270

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTE 1):
Net Realized Gain (Loss) From:
Investment transactions	(398,164)
Futures contracts	4,302,526

Net Realized Gain	3,904,362

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(4,917,961)
Futures contracts	(351,568)

Change in Net Unrealized Appreciation/Depreciation	(5,269,529)

Net Loss on Investments and Futures Contracts	(1,365,167)

Increase in Net Assets From Operations	$11,817,103

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         25

Statements of Changes in Net Assets

For the six months ended September 30, 2007 (unaudited) and the year ended March 31, 2007

	September 30	March 31
OPERATIONS:
Net investment income	$13,182,270	$26,630,794
Net realized gain	3,904,362	1,904,747
Change in net unrealized appreciation/depreciation	(5,269,529)	905,131

Increase in Net Assets From Operations	11,817,103	29,440,672

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(13,183,364)	(26,616,937)

Decrease in Net Assets From Distributions to Shareholders	(13,183,364)	(26,616,937)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	51,314,250	308,489,669
Reinvestment of distributions	8,211,482	16,117,530
Cost of shares repurchased	(146,434,098)	(327,068,134)
Net assets of shares issued in connection with merger (Note 7)	—	57,908,405

Increase (Decrease) in Net Assets From Fund Share Transactions	(86,908,366)	55,447,470

Increase (Decrease) in Net Assets	(88,274,627)	58,271,205
NET ASSETS:
Beginning of period	741,017,283	682,746,078

End of period*	$652,742,656	$741,017,283

* Includes undistributed net investment income of:	$213,606	$214,700

See Notes to Financial Statements.

26         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares(1)(2)	2007(3)		2007		2006		2005		2004	2003
Net Asset Value, Beginning of Period	$6.36		$6.33		$6.42		$6.59		$6.57	$6.40

Income (Loss) From Operations:
Net investment income	0.13		0.26		0.26		0.28		0.29	0.31
Net realized and unrealized gain (loss)	(0.01)		0.03		(0.09)		(0.17)		0.01	0.17

Total Income From Operations	0.12		0.29		0.17		0.11		0.30	0.48

Less Distributions From:
Net investment income	(0.13)		(0.26)		(0.26)		(0.28)		(0.28)	(0.31)

Total Distributions	(0.13)		(0.26)		(0.26)		(0.28)		(0.28)	(0.31)

Net Asset Value, End of Period	$6.35		$6.36		$6.33		$6.42		$6.59	$6.57

Total Return(4)	1.88%		4.70%		2.78%		1.68%		4.67%	7.64%

Net Assets, End of Period (millions)	$452		$495		$404		$403		$376	$364

Ratios to Average Net Assets:
Gross expenses	0.73	%(5)	0.78	%(7)	0.76%		0.76%		0.74%	0.82%
Gross expenses, excluding interest expense	0.73	(5)	0.70	(7)	0.70		0.70		0.70	0.75
Net expenses	0.73	(5)	0.76	(6)(7)(8)	0.76	(6)(8)	0.75	(6)(8)	0.74 (6)	0.82 (6)
Net expenses, excluding interest expense	0.73	(5)	0.68	(7)(8)	0.70	(8)	0.69	(8)	0.70	0.75
Net investment income	4.04	(5)	4.12		4.05		4.31		4.36	4.64

Portfolio Turnover Rate	17%		19%		11%		19%		27%	57%

(1)	Per share amounts have been calculated using the average shares method.

(2)	On March 16, 2007, Class B and Class O shares were converted to Class A shares.

(3)	For the six months ended September 30, 2007 (unaudited).

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

As a result of a voluntary expense limitation prior to March 16, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.85%.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.77% and 0.75% including interest expense and 0.69% and 0.67% excluding interest expense, respectively.

(8)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         27

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class C Shares(1)	2007(2)		2007		2006		2005		2004	2003
Net Asset Value, Beginning of Period	$6.37		$6.34		$6.43		$6.60		$6.58	$6.41

Income (Loss) From Operations:
Net investment income	0.11		0.22		0.22		0.24		0.25	0.27
Net realized and unrealized gain (loss)	(0.01)		0.03		(0.09)		(0.17)		0.01	0.17

Total Income From Operations	0.10		0.25		0.13		0.07		0.26	0.44

Less Distributions From:
Net investment income	(0.11)		(0.22)		(0.22)		(0.24)		(0.24)	(0.27)

Total Distributions	(0.11)		(0.22)		(0.22)		(0.24)		(0.24)	(0.27)

Net Asset Value, End of Period	$6.36		$6.37		$6.34		$6.43		$6.60	$6.58

Total Return(3)	1.57%		4.06%		2.15%		1.05%		4.02%	6.99%

Net Assets, End of Period (millions)	$201		$246		$254		$327		$351	$322

Ratios to Average Net Assets:
Gross expenses	1.32	%(4)	1.39	%(5)	1.39%		1.39%		1.34%	1.42%
Gross expenses, excluding interest expense	1.32	(4)	1.31	(5)	1.33		1.33		1.30	1.35
Net expenses	1.32	(4)	1.38	(5)(6)(7)	1.39	(6)(7)	1.38	(6)(7)	1.34 (6)	1.42 (6)
Net expenses, excluding interest expense	1.32	(4)	1.30	(5)(6)(7)	1.33	(6)(7)	1.32	(6)(7)	1.30 (6)	1.35 (6)
Net investment income	3.44	(4)	3.50		3.41		3.68		3.75	4.02

Portfolio Turnover Rate	17%		19%		11%		19%		27%	57%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.38% and 1.37% including interest expense and 1.30% and 1.29% excluding interest expense, respectively.

(6)

As a result of a voluntary expense limitation prior to March 16, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.45%.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitution for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         29

Notes to Financial Statements (unaudited) (continued)

interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Legg Mason Investor Services, LLC (“LMIS”), a wholly owned broker-dealer subsidiary of Legg Mason will serve as the Fund’s sole and exclusive distributor, effective December 1, 2007. During the reporting period, Citigroup Global Markets Inc. (“CGM”) and LMIS served as co-distributors of the Fund.

There is a maximum initial sales charge of 2.25% for Class A shares. In addition, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within six months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

30         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2007, LMIS and its affiliates received sales charges of approximately $6,000 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2007, CDSCs paid to LMIS and its affiliates were approximately:

Class A
CDSCs	$4,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 2006. This change will have no effect on fees previously deferred. As of September 30, 2007, the Fund had accrued $14,718 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended September 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$115,201,323

Sales	195,207,717

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,786,813
Gross unrealized depreciation	(2,331,181)

Net unrealized appreciation	$15,455,632

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         31

Notes to Financial Statements (unaudited) (continued)

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.60% of the average daily net assets of the class. Distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$349,049	$40,909	$34,126
Class C	824,671	17,551	12,982

Total	$1,173,720	$58,460	$47,108

LMIS and CGM have agreed to reimburse the Fund for any amount which exceeds the payments made by the Fund with respect to the Distribution Plan for Class A shares over the cumulative unreimbursed amounts spent by LMIS and CGM in performing its services under the distribution plan. During the six months ended September 30, 2007, no reimbursement was required.

5.	Distributions to Shareholders by Class

	Six Months Ended September 30, 2007	Year Ended March 31, 2007
Net Investment Income:
Class A	$9,400,157	$17,096,118
Class B†	—	111,069
Class C	3,783,207	8,665,442
Class O†	—	744,308

Total	$13,183,364	$26,616,937

†	On March 16, 2007, Class B and Class O shares were converted to Class A shares.

6.	Shares of Beneficial Interest

At September 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 16, 2007, the Fund had 100 million shares of capital stock authorized with a par value of $0.001 per share.

32         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
Class A
Shares sold	4,563,121	$28,861,722	30,785,385	$195,890,995
Shares issued on reinvestment	915,098	5,790,404	1,570,380	9,984,084
Shares repurchased	(12,203,829)	(77,136,867)	(27,450,874)	(174,374,735)
Shares issued with merger (Note 7)	—	—	9,079,942	57,908,405

Net Increase (Decrease)	(6,725,610)	$(42,484,741)	13,984,833	$89,408,749

Class B†
Shares sold	—	—	42,267	$268,721
Shares issued on reinvestment	—	—	6,895	43,784
Shares repurchased	—	—	(680,980)	(4,336,540)

Net Decrease	—	—	(631,818)	$(4,024,035)

Class C
Shares sold	3,477,592	$22,007,082	17,604,032	$112,198,553
Shares issued on reinvestment	382,228	2,421,078	888,487	5,655,441
Shares repurchased	(10,956,098)	(69,297,231)	(19,879,726)	(126,524,168)

Net Decrease	(7,096,278)	$(44,869,071)	(1,387,207)	$(8,670,174)

Class O†
Shares sold	—	—	20,610	$131,400
Shares issued on reinvestment	—	—	68,214	434,221
Shares repurchased	—	—	(3,419,990)	(21,832,691)

Net Decrease	—	—	(3,331,166)	$(21,267,070)

Class I‡
Shares sold	70,149	$445,446	—	—

Net Increase	70,149	$445,446	—	—

†	On March 16, 2007, Class B and Class O shares were converted to Class A shares.

‡	For the period September 28, 2007 (inception date) to September 30, 2007.

7.	Transfer of Net Assets

On March 16, 2007, the Fund acquired the assets and certain liabilities of Legg Mason Tax-Free Intermediate Term Income Fund (the “Acquired Fund”), pursuant to a plan of reorganization approved by the Acquired Fund shareholders on January 16, 2007. Total shares issued by the Fund and total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of Acquired Fund	Total Net Assets of the Fund
LM Tax-Free Intermediate Term Income Fund	9,079,942	$57,908,405	$691,936,405

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         33

Notes to Financial Statements (unaudited) (continued)

The total net assets of the Acquired Fund before acquisition included unrealized appreciation of $2,136,788 and accumulated net realized loss of $726,065. Total net assets of the Fund immediately after the transfer were $749,844,810. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8.	Capital Loss Carryforward

As of March 31, 2007, the Fund had a net capital loss carrryforward of approximately $50,313,907, of which $9,724,931 expires in 2008, $5,514,817 expires in 2009, $214,462 expires in 2010, $5,555,681 expires in 2011, $2,928,764 expires in 2012, $21,780,086 expires in 2013, $4,311,329 expires in 2014 and $283,837 expires in 2015. These amounts will be available to offset any future taxable gains, subject to certain annual limitations on the capital loss carryforward related to Legg Mason Tax-Free Intermediate Term Income Fund (See Note 7).

9.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1

34         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         35

Notes to Financial Statements (unaudited) (continued)

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

***

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future. As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Fund under their respective contracts.

36         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

As of the date this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Fund under their respective contracts.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have the ability to appeal this order.

11.	Other Matters

As previously disclosed, on September 16, 2005 the staff of the SEC informed SBFM and SBAM, that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

***

On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         37

Notes to Financial Statements (unaudited) (continued)

because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed a notice of appeal.

12.	Recent Developments

On May 21, 2007, the United States Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the validity of statutes that create a state tax exemption for interest from municipal securities. The Kentucky Court of Appeals had held that Kentucky’s statute, which provided an exemption for interest earned on municipal securities of Kentucky issuers while taxing interest earned on municipal securities of issuers in other states, violated the Interstate Commerce Clause of the United States Constitution. If the Supreme Court were to adopt the reasoning of the Kentucky Court of Appeals, its decision would affect the state tax status of fund distributions. It is unclear how such a decision would affect the market for municipal securities, but it could adversely affect the value of securities held by the Fund, and therefore of the Fund’s shares. Such a decision could also prompt legislation at the state level that would have further impacts upon the taxability of Fund distributions and upon the market for municipal securities. The case was argued before the Supreme Court on November 5, 2007, but no decision has yet been issued.

13.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely then not” to be sustained based solely on its technical merits. Management

38         Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Portfolio was April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Portfolio has determined that adopting FIN 48 will not have material impact on the Portfolio’s financial statements.

***

On September 20, 2006 FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

14.	Subsequent Event

Effective December 1, 2007, LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Legg Mason Partners Intermediate-Term Municipals Fund 2007 Semi-Annual Report         39

Legg Mason Partners Intermediate-Term Municipals Fund

TRUSTEES

Elliott J. Berv

A. Beaton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

    Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund
Advisor, LLC

SUBADVISER

Western Asset Management Company

DISTRIBUTOR

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Intermediate—Term Municipals Fund, but it may also be used as sales literature when preceded or accompanied by a current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason

Investors Services, LLC

Member FINRA, SIPC

FD0804 11/07	SR07-440

Legg Mason Partners

Intermediate-Term Municipals Fund

The Fund is a separate investment series of the Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and how information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	Principal Accountant Fees and Services

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: December 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: December 6, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: December 6, 2007